Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Employee Benefit Plan [Abstract]
Employee Benefit Plan
14.	Employee Benefit Plan

The Company has a 401(k) retirement plan available to all eligible employees. During the three and nine months ended September 30, 2025, the Company made $6 and $35 in matching contributions, respectively, to the plan. During the three and nine months ended September 30, 2024, the Company made $29 and $101 in matching contributions, respectively, to the plan.

16.	Employee Benefit Plan

The Company has a 401(k) retirement plan available to all eligible employees. During the years ended December 31, 2024 and 2023, the Company made $110 and $136 in matching contributions, respectively, to the plan.